Schedule I - Summary of Investments Other than Investments in Related Parties (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments [Line Items]
Available-for-sale	€ 99,884	€ 99,580
Fair value through profit or loss	8,481	10,057
Financial assets	155,188	154,156
Investments in real estate	2,643	€ 2,385	€ 2,901
Cost [member]
Disclosure of investments [Line Items]
Financial assets	142,310
Cost [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	288
Fair value through profit or loss	1,524
Cost [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	3,111
Financial assets	46,822
Other investments at fair value through profit or loss	3,133
Cost [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	87,431
Cost [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,088
Cost [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	8,942
Cost [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	3,456
Cost [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	9,060
Cost [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	5,265
Cost [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	50,953
Cost [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	4,790
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	876
Cost [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	39,991
Cost [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,883
Cost [member] | Bonds [member] | sDeposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	52
Cost [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,893
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	3
Cost [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	0
Fair value [member]
Disclosure of investments [Line Items]
Financial assets	162,814
Fair value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	350
Fair value through profit or loss	1,665
Fair value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	3,296
Financial assets	51,806
Other investments at fair value through profit or loss	3,521
Fair value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	99,533
Fair value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,189
Fair value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	11,317
Fair value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	4,694
Fair value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	11,769
Fair value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	5,581
Fair value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	56,348
Fair value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	4,790
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	844
Fair value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	44,366
Fair value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	5,491
Fair value [member] | Bonds [member] | sDeposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	52
Fair value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,893
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	3
Fair value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	2,643
Book value [member]
Disclosure of investments [Line Items]
Financial assets	157,831
Book value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	350
Fair value through profit or loss	1,665
Book value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	3,296
Financial assets	46,822
Other investments at fair value through profit or loss	3,521
Book value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	99,533
Book value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,189
Book value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	11,317
Book value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	4,694
Book value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	11,769
Book value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	5,581
Book value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	56,348
Book value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	4,790
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	844
Book value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	39,991
Book value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,883
Book value [member] | Bonds [member] | sDeposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	52
Book value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,893
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	3
Book value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	€ 2,643